FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INCOME AND EXPENSES
Schedule of financial income and expenses

a)    Financial income

	01.01.2020	01.01.2019	01.01.2018
Detail	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$

Interest income	7,931,055	3,249,550	1,046,580
Guaranty restatement Ipiranga acquisition	7,674	27,219	—
Recovery PIS and COFINS credits (1)	5,124,810	39,780,620	—
Other financial income	1,882,340	2,098,402	2,893,664
Total	14,945,879	45,155,791	3,940,244
(1)	See Note 6 for more information regarding recovery

b)    Financial costs

	01.01.2020	01.01.2019	01.01.2018
Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$

Bond interest	45,927,500	38,153,036	38,547,682
Bank loan interest	1,186,731	1,337,670	1,828,588
Other financial costs	7,658,606	6,718,314	14,638,390
Total	54,772,837	46,209,020	55,014,660